Securities Act Registration No. 333-21962
Investment Company Act Registration No. 811-138045

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No._ _	☐

Post-Effective Amendment No._6_	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☐

Amendment No._7_	☒

(Check appropriate box or boxes.)

Epiphany Funds
(Exact Name of Registrant as Specified in Charter)

306 W. 7th Street
Suite 616
Fort Worth, Texas  76102
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 944-4606

Samuel J. Saladino III
306 W. 7th Street
Suite 616
Fort Worth, Texas  76102

 (Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser
Thompson Hine LLP
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☒	On February 26, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 5 to its Registration Statement until February 26, 2010.  The Prospectus and Statement of Additional Information for the Epiphany Funds, previously filed on December 7, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 5 (accession number 0001398344-09-001183), is hereby incorporated by reference.

PART C
OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(a.1)  Copy of Registrant's Declaration of Trust is incorporated by reference to Exhibit 23(a) to theRegistrant’s Statement on Form N-1A filed with the Securities Exchange Commission (“SEC”) onOctober 17, 2006.

(a.2.)  Amendment to Declaration of Trust is incorporated by reference to Exhibit 23(a.2) to the Registrant’s Post-Effective Amendment No. 4 filed with the Securities Exchange Commission (“SEC”) on (date).

(a.3.)  Amendment to Declaration of Trust to be filed by subsequent amendment.

(b) By-Laws. Copy of Registrant's By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 17, 2006.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(d.1)  Form of Management Agreement with Trinity Fiduciary Partners LLC is incorporated by reference to Exhibit 23(d)(1) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(d.2)  Form of Letter Agreement with Trinity Fiduciary Partners LLC is incorporated by reference to Exhibit 23(d)(2) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(d.3) Management Agreement with Trinity Fiduciary Partners LLC as to the Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(d.4) Letter Agreement with Trinity Fiduciary Partners LLC as to the Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(d.5)  Sub-Advisory Agreement with Dana Investment Advisors, Inc as to the Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(e) Underwriting Contracts.

(e.1.) Distribution Agreement with Matrix Capital Group, Inc. with respect to Epiphany FFV Fund is incorporated by reference to Exhibit 23(e) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(e.2.) Underwriting Agreement between the Registrant and Northern Lights Distributors LLC with respect to Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Large Cap Core Fund to be filed by subsequent amendment.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custody Agreement with The Huntington National Bank is incorporated by reference to Exhibit 23(g) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(h) Other Material Contracts.

(h.1.) Investment Company Services Agreement with Matrix Capital Group, Inc. with respect to Epiphany FFV Fund is incorporated by reference to Exhibit 23(h) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(h.2.) Fund Services Agreement between the Registrant and Gemini Fund Services, LLC (“GFS”) with respect to Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Large Cap Core Fund to be filed by subsequent amendment.

(i) Legal Opinion.

(i.1.) Opinion of Counsel is incorporated by reference to Exhibit 23(i) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(i.2.) Consent of Counsel to be filed by subsequent amendment.

(i.3)  Opinion of Counsel as to new series to be filed by subsequent amendment.

(j) Other Opinions. Consent of Auditors to be filed by subsequent amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreement of the Initial Investor is incorporated by reference to Exhibit 23(l) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(m) Rule 12b-1 Plan.

(m.1.)  Form of Class N Plan of Distribution Pursuant to Rule 12b-1 is incorporated by referenceto Exhibit 23(m)(1) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC onMay 18, 2007.

(m.2.) Form of Class A Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference toExhibit 23(m)(2) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC onMay 18, 2007.

(m.3) Form of Class C Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference toExhibit 23(m)(3) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC onMay 18, 2007.

(m.4.)  Class N Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(m.5.)  Class A Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(m.6.)  Class C Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(m.7.)  Class I Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund to be filed by subsequent amendment.

(n) Rule 18f-3 Plan.

(n.1)  Form of Multi-Class Plan Pursuant to Rule 18f-3 is incorporated by reference toExhibit 23(n) to the Registrant's Pre-Effective Amendment No. 2 filed with the SEC on May 18, 2007.

(n.2)  Amended Multi-Class Plan Pursuant to Rule 18f-3 to be filed by subsequent amendment.

(o) Reserved.

(p) Code of Ethics.

(p.1) Code of Ethics for the Registrant and the Adviser is incorporated by reference to Exhibit 23(p)(1) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(p.2) Code of Ethics for Matrix Capital Group, Inc. is incorporated by reference to Exhibit 23(p)(2) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(p.3) Code of Ethics for Dana Investment Advisor, Inc. to be filed by subsequent amendment.

(q) Powers of Attorney. Powers of Attorney of the Registrant (and a Certificate with respect thereto) and the Trustees and Officers of the Registrant are incorporated by reference to Exhibit 23(q) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Reference is made to Section 12 of the Distribution Agreement with Matrix Capital Group, Inc.  The Registrant has agreed to indemnify the distributor against any and all liabilities, losses, damages, claims and expenses which the distributor may incur or be required to pay in connection with any action, suit or other proceeding in which the distributor may be involved as a party or otherwise or with which the Distributor may be threatened, by reason of the offer or sale of the Fund shares prior to the effective date of the Distribution Agreement. The Registrant has agreed to indemnify the distributor, and each person who controls the distributor against any and all liabilities, losses, damages, claims and expenses, joint or several to which they, or any of them, may become insofar as such liabilities, losses, damages, claims and expenses arise out of or relate to any untrue statement or alleged untrue statement of a material fact contained in a Prospectus, Statement of Additional Information, supplement thereto, sales  literature or other written information prepared by the Fund and provided by the Fund to the distributor for the distributor's, or arise out of or relate to any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading. The distributor (or any person controlling the distributor) shall not be entitled to indemnity if the untrue statement or omission or alleged untrue statement or omission was made in reliance on information furnished in writing to the Fund by the distributor or resulted from the distributor's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations in the performance of the Agreement.

The Fund Services Agreement with GFS provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with the Agreement.

Item 31. Activities of Investment Adviser.

Trinity Fiduciary Partners LLC, 2214 Michigan Avenue, Suite E, Arlington, Texas 76013 is a registered investment adviser.  Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-63911.  Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Dana Investment Advisors, Inc,  15800 W. Bluemound RD Suite 250 Brookfield, WI 53005-6026 is a registered investment adviser.  Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-14828.  Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32. Principal Underwriter.

a.
Matrix Capital Group, Inc., the principal underwriter to the Epiphany FFV Fund, also acts as the principal underwriter to AMIDEX Funds, Congressional Effect Family of Funds, The Parr Family of Funds and The Monteagle Funds.

Northern Lights Distributors, LLC (“NLD”), the principal underwriter to Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Large Cap Core Fund, also acts as the principal underwriter to AdvisorOne Funds, Bryce Capital Funds, Miller Investment Trust, the North Country Funds, Northern Lights Fund Trust, Northern Lights Variable Trust, Roge Partners Funds and The Saratoga Advantage Trust.

b.
Information about each director and officer of Matrix Capital Group, Inc.:

Name and Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Christopher Anci	President	President
David Ganley	Senior V.P.	Secretary/Treasurer
Jennifer R. Sarkany	Secretary	None

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 4020 South 147th Street, Omaha, Nebraska 68137.  NLD is an affiliate of GFS.  To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	None
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

c.           Commission information will be supplied in subsequent amendments.

Item 33. Location of Accounts and Records.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Matrix Fund Services, a division of Matrix Capital Group, Inc., at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090, provides transfer agent and dividend disbursing services for the Epiphany FFV Fund pursuant to a Investment Company Services Agreement.

GFS, located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Large Cap Core Fund  pursuant to a Fund Services Agreement between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Northern Lights Distributors, LLC, located at 4020 South 147th Street, Omaha, Nebraska 68137, serves as principal underwriter for Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Large Cap Core Fund, and maintains all records required to be maintained pursuant to the Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, The Huntington National Bank, at 7 Easton Oval, Columbus, Ohio, 43219.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 22nd day of February, 2010.

Epiphany Funds

By: /s/ Donald S. Mendelsohn
Donald S. Mendelsohn
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Larry Beaver Larry Beaver	Treasurer (Principal Financial Accounting Officer) Officer/ Principal
Robert J. Mitchell*	Trustee
Dr. William R. Reichenstein*	Trustee
Kenneth Dalton	Trustee
Samuel J. Saladino, III*	President (Chief Executive Officer) and Trustee

* By: /s/ Donald S. Mendelsohn
Donald S. Mendelsohn Attorney-in-Fact February 22, 2010